CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Common stock	Additional paid-in capital	Retained earnings	Treasury stock, at cost	Non-controlling interests
Beginning balance (in shares) at Dec. 31, 2019		25,413,000
Beginning balance at Dec. 31, 2019	$ (21,357)	$ 25,413	$ 133,669	$ 272,026	$ (453,934)	$ 1,469
Increase (Decrease) in Equity
Net income (loss)	(66,315)			(67,156)		841
Distributions to non-controlling interest holders	(1,101)					(1,101)
Share-based compensation expense	7,804		7,804			0
Issuance of restricted share units and restricted shares	0			(9,548)	9,548
Treasury shares withheld for the payment of tax on restricted share unit and restricted share issuances and stock option exercises	(1,587)			(4,939)	3,352
Ending balance (in shares) at Dec. 31, 2020		25,413,000
Ending balance at Dec. 31, 2020	(82,556)	$ 25,413	141,473	190,383	(441,034)	1,209
Increase (Decrease) in Equity
Net income (loss)	12,053			11,812		241
Non-controlling interests eliminated on deconsolidation (Note 2)	1,781					1,781
Distributions to non-controlling interest holders	(1,959)					(1,959)
Share-based compensation expense	2,825		2,825
Issuance of restricted share units and restricted shares	0			(11,092)	11,092
Treasury shares withheld for the payment of tax on restricted share unit and restricted share issuances and stock option exercises	(1,014)			(4,511)	3,497
Ending balance (in shares) at Dec. 31, 2021		25,413,000
Ending balance at Dec. 31, 2021	$ (68,870)	$ 25,413	$ 144,298	$ 186,592	$ (426,445)	$ 1,272